Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 20, 2011	Nov. 30, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010	Jun. 30, 2012 Stock Options	Mar. 31, 2012 Stock Options	Mar. 31, 2012 Stock Options Minimum	Mar. 31, 2012 Stock Options Maximum	Jun. 30, 2012 Performance Based Stock Options [Member]	Jun. 30, 2012 Foreign Exchange Forward Not Designated as Hedging Instrument	Mar. 31, 2012 Foreign Exchange Forward Not Designated as Hedging Instrument	Jun. 30, 2012 Foreign Exchange Forward Cost of Sales Not Designated as Hedging Instrument	Mar. 31, 2012 Foreign Exchange Forward Cost of Sales Not Designated as Hedging Instrument	Apr. 02, 2011 Foreign Exchange Forward Cost of Sales Not Designated as Hedging Instrument	Apr. 03, 2010 Foreign Exchange Forward Cost of Sales Not Designated as Hedging Instrument	Jun. 30, 2012 Trademarks	Mar. 31, 2012 Trademarks	Mar. 31, 2012 Equipment, Furniture and Fixtures, and Computer Hardware and Software	Mar. 31, 2012 In-Store Shops	Mar. 31, 2012 Software Development
Significant Accounting Policies [Line Items]
Advertising expense			$ 31.4	$ 27.4	$ 22.4
Cooperative advertising Expenses			4.3	3.9	3.4
Shipping and handling costs			19.7	12.4	8.3
Property, plant and equipment, useful life																			5 years	3 years	5 years
Intangible asset, useful life																	20 years	20 years
Share-based compensation, fair value assumption, expected holding period								4 years 6 months	9 years 6 months
Share-based compensation, service period requirement								9 years	10 years
Share-based compensation, vesting period							4 years
Share-based compensation, contractual term							7 years
Share-based compensation, holding period								4 years 6 months	4 years 9 months
Gain (loss) on forward contracts													0.8	2.6	(2.5)	(1.0)
Forward contracts term, maximum											18 months	18 months
Notional amount of forward contract											94.4	51.2
Deferred finance cost			2.4	0.2
Accumulated amortization of deferred finance cost			$ 1.3	$ 0.8
Share split ratio	3.8	3.8
Anti-dilutive securities excluded from computation of earning per share						105,755	343,787			1,044,000